Leases - Schedule of Operating Lease Activities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets extinguished in exchange for lease liabilities	$ 4,957	$ 233
Operating lease expense
Total	2,188	2,366
Amortization of Operating Lease Right-of-Use Assets [Member]
Operating lease expense
Total	1,954	2,121
Interest of Operating Lease Liabilities [Member]
Operating lease expense
Total	$ 234	$ 245